Stockholders' Equity: (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Stockholders' equity:
Schedule of activity for stock options

		Weighted-average	Weighted-average	Aggregate
		exercise price per	remaining contractual	intrinsic
	Number of shares	share	term (years)	value

Outstanding, June 30, 2013	288,667	$1.20
Options granted	—	—
Options exercised	—	—
Options forfeited/expired	—	—

Outstanding, December 31, 2013	288,667	1.20	1.75	$—

Exercisable, December 31, 2013	288,667	$1.20	1.75	$—

Information regarding activity for stock options under the Plan is as follows:

`		Weighted-average	Weighted-average	Aggregate
		exercise price per	remaining contractual	intrinsic
	Number of shares	share	term (years)	value

Outstanding, June 30, 2013	288,667	$1.20	2.25
Options granted	—	—
Options exercised	—	—
Options forfeited/expired	—	—

Outstanding, June 30, 2013	288,667	1.20	2.25	$—

Exercisable, June 30, 2013	288,667	$1.20	2.25	$—